Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation

(20)                          Share-based Compensation

2011 Options

On April 28, 2011, the Company granted options (“2011 Options”) to its directors and employees to purchase 28,400,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2012 to 2015. The number of options that the grantees are entitled to in each year of 2012 to 2015 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company (“Award options F”). Accordingly, 30% (“Option F1”), 30% (“Option F2”), 20% (“Option F3”), and 20% (“Option F4”) of the Award options F shall vest on March 31 each of the years 2012 to 2015, respectively. The expiration date of the 2011 Options is March 31, 2017. The 2011 Options have an exercise price of US$0.734 (RMB4.7717) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

For the year ended December 31, 2011, share-based compensation expenses of RMB24,615 were recognized in connection with the 2011 Options. In November 2011, 16,974,600 shares of 2011 Options were cancelled and share-based compensation expenses amounting to RMB22,015, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with the 2011 Options. During 2011, 11,425,400 shares of 2011 Options were forfeited due to the failure of directors and employees to meet performance requirements, plus some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2010 Options

On February 8, 2010, the Company granted options (“2010 Options”) to its directors and employees to purchase 48,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2011 to 2014. The number of options that the grantees are entitled to in each year of 2011 to 2014 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company (“Award options E”). Accordingly, 30% (“Option E1”), 30% (“Option E2”), 20% (“Option E3”) and 20% (“Option E4”) of the Award options E shall vest on March 31 of each of the years 2011 to 2014, respectively. The expiration date of the 2010 Options is March 31, 2016. The 2010 Options have an exercise price of US$0.8395 (RMB5.7308) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

As of December 31, 2011, no 2010 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010 and 2011, share-based compensation expenses of RMB16,653 and RMB26,985 was recognized in connection with the 2010 Options, respectively. In November 2011, 27,671,884 shares of 2010 Options were cancelled and share-based compensation expenses amounting to RMB26,150, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with 2010 Options. During 2011, 20,328,116 shares of 2010 Options were forfeited due to the failure of directors and employees to meet performance requirements, plus some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2009 Options

On March 9, 2009, the Company granted options (“2009 Options”) to its employees to purchase 10,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option D1”), 30% (“Option D2”), 20%  (“Option D3”) and the remaining 20% (“Option D4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their key performance indicators (“KPI”) results for the years 2009.  The expiration date of the 2009 Options is March 31, 2015. The 2009 Options have an exercise price of US$0.336 (RMB2.2982) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

As of December 31, 2011, 1,217,680 shares of 2009 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2009, 2010 and 2011, share-based compensation expenses of RMB1,497,  RMB1,479 and RMB1,469 was recognized in connection with the 2009 Options. During the years ended December 31, 2009, 2010 and 2011, 38,000, 917,330 and 153,480 shares of 2009 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

2008 Options

On November 21, 2008, the Company granted options to purchase 32,000,000 ordinary shares of the Company to certain directors and employees (“2008 Options”). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option C1”), 30% (“Option C2”), 20%  (“Option C3”) and the remaining 20% (“Option C4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their key performance indicators KPI results for the years 2009. The expiration date of the 2008 Options is March 31, 2015. The 2008 Options have an exercise price of US$0.278 (RMB1.8967), equal to the fair value of the Company’s share price at the grant date. There is no intrinsic value of the options as of the date of grant.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

As of December 31, 2011, 2,553,440 shares of 2008 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2009, 2010 and 2011, share-based compensation expenses of RMB4,269, RMB4,079 and RMB3,934 was recognized in connection with 2008 Options. During the years ended December 31, 2009, 2010 and 2011, 48,000, 529,080 and 84,520 shares of 2008 Options, respectively, were forfeited due to employee resignations.  No share-based compensation expense related to the forfeited options was recognized.

2007 Options

(a) Option A

On February 3, 2007, CISG granted share options (“2007 Option A”) to the Company’s former Chief Financial Officer, Mr. David Tang to purchase 5,473,684 ordinary shares. The options grant represents 0.8% of the issued share capital of CISG on a fully diluted basis upon full exercise of all outstanding options. The options vest over a two-year period, with 40% of the options vesting upon public listing of the Company and 30% on each of the first and second anniversaries of his employment. The 2007 Option A has an exercise price of RMB2.3214 per ordinary share, equal to the fair value of CISG’s share price at the grant date, as determined by using the Black-Scholes option pricing model. The management of the Company determined the value of the Company’s shares as of January 31, 2007, with the assistance of a third party valuation company. There was no intrinsic value of the option as of the date of grant.

The assumptions used in determining the fair value of the options were as follows:

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%

The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility is estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

As of December 31, 2011, 4,000,000 shares of 2007 Option A had been exercised.

(b) Option B

According to Board Resolution dated October 10, 2007, on October 31, 2007, the Company granted options (“2007 Option B”) to its employees to purchase 42,000,000 ordinary shares of the Company. Exercise price is US$0.8 per ordinary share. 40% of the options (“Option B1”) was vested on March 31, 2009, 30% of the options (“Option B2”) on March 31, 2010, and the remaining 30% (“ Option B3”) on March 31, 2011, respectively. The expiration date of the options is March 31, 2014. The management of the Company determined the value of the Company’s shares as of October 30, 2007 to be equal to the IPO price, which resulted in no intrinsic value of the options as of the date of grant.

The assumptions used in determining the fair value of the options were as follows:

	Option B1	Option B2	Option B3
Weight average assumptions — expected dividend yield	0%	0%	0%
Risk-free interest rate	3.81%	3.89%	3.97%
Expected life	3.92 years	4.42 years	4.92 years
Expected volatility	23.07%	23.29%	24.20%

For the years ended December 31, 2009, 2010 and 2011, share-based compensation expenses of RMB1,787, nil and nil was recognized in connection with 2007 Option B, respectively.

In June 2009, 2,360,600 shares of 2007 Option B were cancelled by cash settlement of RMB0.4 per ordinary share and a total of RMB944 was charged in additional paid-in capital. In addition, share-based compensation expenses amounted to RMB1,510 representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation.

For the two years ended December 31, 2011, changes in the status of outstanding options were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of December 31, 2009	46,566,631	2.0250	224,835
Granted on February 8, 2010	48,000,000	5.7308
Exercised	(5,100,780)	2.1240
Cancelled	—	—
Forfeited	(1,446,410)	2.1513
Outstanding as of December 31, 2010	88,019,441	4.0381	146,782
Granted on April 28, 2011	28,400,000	4.7717
Exercised	(2,670,340)	2.2817
Cancelled	(44,646,484)	5.3662
Forfeited	(31,991,516)	5.3617
Outstanding as of December 31, 2011	37,111,101	1.9872	7,070
Exercisable as of December 31, 2011	21,236,741	1.9906	3,973

As of December 31, 2011, there were a total of 15,874,360 outstanding unvested options. As of December 31, 2011, there was RMB6,607 of total unrecognized compensation cost related to share options granted in 2008 and 2009.

The following table summarizes information about the Company’s share option plans for the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	0.7208	1.5770	1.4501
Total intrinsic value of options exercised	—	32,465	9,495
Total fair value of share options vested	—	7,526	7,355

The following table summarizes information about the Company’s stock option plans as of December 31, 2011:

	Options outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted average exercise price in RMB	Options Exercisable
2009 Options	7,673,510	2.25	2.2982	4,274,630
2008 Options	28,784,960	2.26	1.8967	16,309,480
2007 Option A	652,631	5.0	2.3214	652,631
Total	37,111,101			21,236,741

There are no 2010 Options and 2011 Options outstanding as of December 31, 2011.